Income taxes - Schedule of Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal			$ 0	$ 0
State			1	1
Foreign			23
Total current expense			24	1
Deferred:
Federal			0	0
State			351
Total deferred expense			351
Total income tax expense	$ 0	$ 0	$ 375	$ 1